Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
December 31, 2025
FF55-NPRT3-0226
1.927052.114
Bond Funds - 4.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	999,299	7,574,686
Fidelity Series Emerging Markets Debt Fund (b)	9,018,298	76,926,086
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,181,979	20,816,082
Fidelity Series Floating Rate High Income Fund (b)	1,521,724	13,391,173
Fidelity Series High Income Fund (b)	8,581,706	76,463,000
Fidelity Series International Credit Fund (b)	203,836	1,722,412
Fidelity Series International Developed Markets Bond Index Fund (b)	8,914,913	75,598,465
Fidelity Series Long-Term Treasury Bond Index Fund (b)	77,758,833	419,120,108
Fidelity Series Real Estate Income Fund (b)	1,322,194	13,367,381
TOTAL BOND FUNDS (Cost $783,170,177)		704,979,393

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	21,403,032	297,930,207
Fidelity Series Blue Chip Growth Fund (b)	35,874,483	824,395,624
Fidelity Series Commodity Strategy Fund (b)	997,007	96,460,439
Fidelity Series Growth Company Fund (b)	54,150,195	1,476,134,313
Fidelity Series Intrinsic Opportunities Fund (b)	17,882,237	190,088,177
Fidelity Series Large Cap Stock Fund (b)	54,956,891	1,467,348,989
Fidelity Series Large Cap Value Index Fund (b)	23,919,244	436,047,825
Fidelity Series Opportunistic Insights Fund (b)	34,506,401	880,258,294
Fidelity Series Small Cap Core Fund (b)	3,174,666	42,921,489
Fidelity Series Small Cap Discovery Fund (b)	11,182,802	122,898,992
Fidelity Series Small Cap Opportunities Fund (b)	17,188,592	278,798,967
Fidelity Series Stock Selector Large Cap Value Fund (b)	67,160,613	975,172,098
Fidelity Series Value Discovery Fund (b)	52,091,191	887,112,985
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,992,920,332)		7,975,568,399

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	26,873,982	530,761,137
Fidelity Series Emerging Markets Fund (b)	30,349,374	356,301,656
Fidelity Series Emerging Markets Opportunities Fund (b)	57,979,826	1,429,202,709
Fidelity Series International Growth Fund (b)	56,172,891	1,073,463,954
Fidelity Series International Small Cap Fund (b)	9,472,539	169,463,719
Fidelity Series International Value Fund (b)	69,724,961	1,087,709,391
Fidelity Series Overseas Fund (b)	71,963,887	1,074,420,836
Fidelity Series Select International Small Cap Fund (b)	825,167	11,403,803
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,363,483,363)		5,732,727,205

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	1,900,000	1,897,572
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	14,830,000	14,800,725
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	13,460,000	13,424,455
US Treasury Bills 0% 1/8/2026 (d)	3.89	5,930,000	5,926,567
US Treasury Bills 0% 2/26/2026 (d)	3.78	2,050,000	2,038,760
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	220,000	218,505
US Treasury Bills 0% 3/19/2026 (d)	3.56	1,820,000	1,806,450
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	2,250,000	2,236,303
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,338,971)			42,349,337

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	17,631,094	17,634,620
Fidelity Series Government Money Market Fund (b)(f)	3.84	842	842
TOTAL MONEY MARKET FUNDS (Cost $17,636,168)			17,635,462

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,199,549,011)	14,473,259,796
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,236,258)
NET ASSETS - 100.0%	14,465,023,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	591	3/2026	85,757,055	180,729
ICE MSCI Emerging Markets Index Contracts (United States)	153	3/2026	10,797,210	208,330

TOTAL EQUITY CONTRACTS				389,059

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4,486	3/2026	514,838,594	(2,637,938)
CBOT US Treasury Long Bond Contracts (United States)	2,639	3/2026	304,062,281	(3,581,569)

TOTAL INTEREST RATE CONTRACTS				(6,219,507)

TOTAL LONG				(5,830,448)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,156	3/2026	144,384,400	2,718,954
CME E-Mini S&P 500 Index Contracts (United States)	359	3/2026	123,720,375	195,907

TOTAL SHORT				2,914,861

TOTAL FUTURES CONTRACTS				(2,915,587)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,254,392.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,574,076	226,893,571	255,832,803	667,151	482	(706)	17,634,620	17,631,094	0.0%
Total	46,574,076	226,893,571	255,832,803	667,151	482	(706)	17,634,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,541,472	2,538,959	331,908	284,574	(9,781)	(164,056)	7,574,686	999,299
Fidelity Series All-Sector Equity Fund	212,345,905	55,647,477	15,187,791	15,899,267	2,232,785	42,891,831	297,930,207	21,403,032
Fidelity Series Blue Chip Growth Fund	618,402,250	92,354,472	89,285,356	29,698,618	10,002,065	192,922,193	824,395,624	35,874,483
Fidelity Series Canada Fund	326,659,761	144,687,768	22,289,099	10,704,620	4,922,859	76,779,848	530,761,137	26,873,982
Fidelity Series Commodity Strategy Fund	23,057,041	73,277,413	1,205,918	762,233	37,037	1,294,866	96,460,439	997,007
Fidelity Series Emerging Markets Debt Fund	59,723,001	16,076,515	3,328,384	3,103,235	132,667	4,322,287	76,926,086	9,018,298
Fidelity Series Emerging Markets Debt Local Currency Fund	17,912,971	2,585,592	923,345	1,356,254	59,241	1,181,623	20,816,082	2,181,979
Fidelity Series Emerging Markets Fund	279,389,474	36,089,785	39,586,220	8,508,735	3,863,707	76,544,910	356,301,656	30,349,374
Fidelity Series Emerging Markets Opportunities Fund	1,118,230,918	143,403,411	160,731,412	35,641,420	15,391,294	312,908,498	1,429,202,709	57,979,826
Fidelity Series Floating Rate High Income Fund	11,004,372	3,039,584	600,751	700,437	(3,157)	(48,875)	13,391,173	1,521,724
Fidelity Series Government Money Market Fund	-	570,308	569,466	842	-	-	842	842
Fidelity Series Growth Company Fund	1,126,760,301	253,369,996	236,878,022	139,366,863	29,631,593	303,250,445	1,476,134,313	54,150,195
Fidelity Series High Income Fund	61,872,280	15,241,845	3,337,933	3,772,245	126,428	2,560,380	76,463,000	8,581,706
Fidelity Series International Credit Fund	1,675,001	77,611	42,430	77,612	200	12,030	1,722,412	203,836
Fidelity Series International Developed Markets Bond Index Fund	105,088,110	16,228,635	44,932,153	3,539,110	(875,808)	89,681	75,598,465	8,914,913
Fidelity Series International Growth Fund	855,078,112	202,388,381	45,552,014	84,580,871	8,104,183	53,445,292	1,073,463,954	56,172,891
Fidelity Series International Small Cap Fund	150,079,990	26,138,778	17,920,222	22,526,389	1,152,689	10,012,484	169,463,719	9,472,539
Fidelity Series International Value Fund	902,496,422	176,658,161	125,845,623	110,240,577	17,990,942	116,409,489	1,087,709,391	69,724,961
Fidelity Series Intrinsic Opportunities Fund	162,635,012	34,155,810	11,248,640	20,225,175	(420,322)	4,966,317	190,088,177	17,882,237
Fidelity Series Investment Grade Bond Fund	2,679,582	10,087,745	12,891,684	70,628	129,803	(5,446)	-	-
Fidelity Series Large Cap Stock Fund	1,110,422,244	277,788,996	135,351,851	132,234,511	17,772,120	196,717,480	1,467,348,989	54,956,891
Fidelity Series Large Cap Value Index Fund	339,414,129	87,195,720	26,219,646	14,640,854	3,673,632	31,983,990	436,047,825	23,919,244
Fidelity Series Long-Term Treasury Bond Index Fund	498,771,992	98,264,104	168,149,061	14,269,091	(57,952,523)	48,185,596	419,120,108	77,758,833
Fidelity Series Opportunistic Insights Fund	669,836,087	209,052,763	69,799,279	122,963,195	9,444,366	61,724,357	880,258,294	34,506,401
Fidelity Series Overseas Fund	859,802,192	228,571,525	45,422,820	89,164,615	9,001,259	22,468,680	1,074,420,836	71,963,887
Fidelity Series Real Estate Income Fund	11,296,676	2,538,565	608,352	605,551	16,540	123,952	13,367,381	1,322,194
Fidelity Series Select International Small Cap Fund	2,076,829	7,958,973	253,186	325,250	31,927	1,589,260	11,403,803	825,167
Fidelity Series Small Cap Core Fund	33,602,297	3,903,659	3,244,331	348,177	13,709	8,646,155	42,921,489	3,174,666
Fidelity Series Small Cap Discovery Fund	103,164,655	19,817,248	7,555,007	11,855,959	305,376	7,166,720	122,898,992	11,182,802
Fidelity Series Small Cap Opportunities Fund	227,730,345	28,612,375	26,800,944	12,044,646	1,798,039	47,459,152	278,798,967	17,188,592
Fidelity Series Stock Selector Large Cap Value Fund	754,560,405	239,405,046	72,279,601	69,978,636	4,569,779	48,916,469	975,172,098	67,160,613
Fidelity Series Value Discovery Fund	696,005,442	197,866,861	71,776,992	48,529,880	6,259,668	58,758,006	887,112,985	52,091,191
	11,347,315,268	2,705,594,081	1,460,149,441	1,008,020,070	87,402,317	1,733,113,614	14,413,275,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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